SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the status of the 1998 Plan, 2000 plan and 2011 Share Incentive Plan as of December 31, 2013, 2012 and 2011, and changes during the years ended on those dates:

1)
	Years ended December 31
	2013		2012		2011
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	588,700	$1.87	817,200	$2.06	837,400	$2.45
Changes during year: Granted (a)	96,000	$2.16	18,000	$2.41	334,000	$1.71
Exercised	(103,500)	$0.70	(51,500)	$0.78	(235,000)	$1.70
Forfeited	(36,000)	$1.94	(2,000)	$1.04	(1,000)	$2.77
Expired	(85,200)	$3.24	(193,000)	$3.33	(118,200)	$4.02
Options outstanding at end of year	460,000	$1.93	588,700	$1.87	817,200	$2.06

Options exercisable at end of year	193,000	$1.95	228,700	$2.03	367,700	$2.77

Weighted average grant date fair value of options granted during the year (b)		$0.41		$0.52		$0.59

(a)
In 2013 and 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option.

In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2013	2012	2011

Dividend yield	11%	10%	10%

Expected volatility*	49%	58%	59%

Average risk-free interest rate	0.8%	0.9%	1.0%

Expected average term - in years	3.88	3.88	3.83

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

Schedule Of Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions and Methodology [Table Text Block]
The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2013	2012	2011

Dividend yield	11%	10%	10%

Expected volatility*	49%	58%	59%

Average risk-free interest rate	0.8%	0.9%	1.0%

Expected average term - in years	3.88	3.88	3.83

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about options outstanding and exercisable as of December 31, 2013:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	At	remaining	average	At	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2013	life	price	2013	life	Price
		Years			Years

$ 0.003 – 1.800	60,000	1.46	$1.20	40,000	1.20	$1.80
$ 1.939 – 2.410	400,000	2.76	$2.04	153,000	2.65	$1.99
	460,000	2.59	$1.93	193,000	2.35	$1.95